CONCENTRATION OF CREDIT RISK (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Concentration of Credit Risk [Abstract]
Percentage of properties under triple net master leases (in hundredths)	0.00%	67.00%	68.00%
Security deposit		$ 1,225	$ 1,289
Triple Net Lease Properties [Member] | Revenues [Member] | Credit Concentration Risk [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage (in hundredths)	0.00%	35.00%	2.30%
Triple Net Lease Properties [Member] | NOI [Member] | Credit Concentration Risk [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage (in hundredths)	0.00%	62.50%	7.80%
Blue Harbor and Holiday [Member]
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	100.00%	32.00%	32.00%
Blue Harbor and Holiday [Member] | Real Estate Investment [Member]
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	100.00%	96.50%	100.00%
Blue Harbor and Holiday [Member] | Revenues [Member]
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	100.00%	99.80%	100.00%
Blue Harbor and Holiday [Member] | NOI [Member]
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	100.00%	99.70%	100.00%
Tenant for Holiday Portfolios [Member]
Concentration of Credit Risk [Abstract]
Security deposit		$ 43,400
Minimum net worth required by guarantor		$ 150,000
Minimum fixed coverage ratio		1.10
Maximum leverage ratio		10